Cover	May 15, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2023
Amendment Flag	false
Entity Central Index Key	0000742112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Entity Information [Line Items]
Entity Registrant Name	INVACARE HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15103
Entity Tax Identification Number	38-4264819
Local Phone Number	329-6000
City Area Code	(440)
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	44035
Entity Address, Address Line One	One Invacare Way,
Entity Address, City or Town	Elyria,
Entity Address, State or Province	OH